Bingham McCutchen LLP
One Federal Street
Boston, MA 02110

January 10, 2011

VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Rochdale Alternative Total Return Fund LLC
Amendment No. 2 to the Registration Statement on Form N-2

Ladies and Gentlemen:

Electronically transmitted herewith for filing on behalf of Rochdale Alternative Total Return Fund LLC (the “Fund”) is amendment No. 2 to the registration statement on Form N-2, as filed with the Securities and Exchange Commission on December 13, 2010, Accesssion No. 0000929638-10-000837, under the Investment Company Act of 1940, as amended, relating to an offering of units of interest in the Fund.  This filing is being made solely to include the Statement of Assets and Liabilities, Staement of Operations, Notes to Financial Statements and the Report of Independent Registered Public Accounting Firm as Appendix B to the Part B and the Independent Registered Public Accounting Firm consent as Exhibit (n)(1) to the Part C.

Please call the undersigned at (617) 951-8567 or Steven M. Giordano at (617) 951-8205 with any questions relating to the filing.

Sincerely,

/s/ Paul B. Raymond

Paul B. Raymond